Summary of Significant Accounting Policies - Schedule of Revenues (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Disaggregation of Revenue [Line Items]
Total revenues	$ 34,856,807	$ 29,575,625	$ 12,728,313
AI services [Member]
Disaggregation of Revenue [Line Items]
Total revenues	34,644,203	29,575,625	12,689,750
AI+ Business Process Outsourcing (“AI+BPO”) services [Member]
Disaggregation of Revenue [Line Items]
Total revenues	$ 212,604		$ 38,563